UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Schooner Fund
Schedule of Investments
August 31, 2010(Unaudited)

	Shares	Value
COMMON STOCKS - 92.78%

Beverage and Tobacco Product Manufacturing - 1.07%
Pepsico, Inc. (a)	3,000	$192,540

Building Material and Garden Equipment and Supplies Dealers - 1.55%
Home Depot, Inc.	10,000	278,100

Chemical Manufacturing - 8.66%
Bristol-Myers Squibb Co.	9,000	234,720
Dow Chemical Co.	10,000	243,700
Eli Lilly & Co.	10,000	335,600
Johnson & Johnson	3,700	210,974
Merck & Co., Inc.	7,000	246,120
Pfizer, Inc.	18,000	286,740
		1,557,854
Clothing and Clothing Accessories Stores - 1.69%
Gap, Inc.	18,000	304,020

Computer and Electronic Product Manufacturing - 12.91%
Dell, Inc. (a)	17,000	200,090
EMC Corp. (a)	11,500	209,760
Hewlett-Packard Co.	7,000	269,360
Intel Corp.	14,000	248,080
Marvell Technology Group Ltd. (a)	15,000	239,100
Northrop Grumman Corp.	2,000	108,240
Sandisk Corp. (a)	9,000	299,160
Seagate Technology PLC (a)	25,000	253,250
Texas Instruments, Inc.	9,500	218,785
Western Digital Corp. (a)	11,500	277,725
		2,323,550
Couriers and Messengers - 1.82%
FedEx Corp.	4,200	327,810

Credit Intermediation and Related Activities - 6.98%
American Express Co.	5,500	219,285
Bank Of America Corporation	16,000	199,200
JPMorgan Chase & Co.	6,300	229,068
State Street Corp.	6,100	213,988
Visa, Inc.	3,000	206,940
Wells Fargo & Co.	8,000	188,400
		1,256,881
Electrical Equipment, Appliance, and Component Manufacturing - 2.72%
Corning, Inc.	12,700	199,136
General Electric Co.	20,000	289,600
		488,736
Electronics and Appliance Stores - 1.40%
Best Buy Co., Inc.	8,000	251,120

Food Manufacturing - 6.13%
Campbell Soup Co.	7,000	260,820
ConAgra Foods, Inc.	15,000	323,850
HJ Heinz Co.	5,700	263,568
Kraft Foods, Inc.	8,500	254,575
		1,102,813
Food Services and Drinking Places - 2.54%
McDonald's Corp.	3,200	233,792
Starbucks Corp.	9,700	223,003
		456,795
General Merchandise Stores - 4.55%
Costco Wholesale Corp.	5,000	282,750
Kohl's Corp. (a)	5,000	234,900
Wal-Mart Stores, Inc.	6,000	300,840
		818,490
Insurance Carriers and Related Activities - 4.52%
CIGNA Corp.	8,000	257,760
Marsh & McLennan Cos., Inc.	7,000	166,040
UnitedHealth Group, Inc.	6,000	190,320
WellPoint, Inc. (a)	4,000	198,720
		812,840
Machinery Manufacturing - 1.17%
National Oilwell Varco, Inc.	5,600	210,504

Management of Companies and Enterprises - 2.62%
Goldman Sachs Group, Inc.	2,000	273,880
Morgan Stanley	8,000	197,520
		471,400
Mining (except Oil and Gas) - 2.15%
Freeport-McMoran Copper & Gold, Inc.	3,000	215,940
Peabody Energy Corp.	4,000	171,200
		387,140
Miscellaneous Manufacturing - 1.92%
Medtronic, Inc.	11,000	346,280

Oil and Gas Extraction - 2.75%
Hess Corp.	5,300	266,325
Marathon Oil Corp.	7,500	228,675
		495,000
Paper Manufacturing - 1.02%
International Paper Co.	9,000	184,140

Petroleum and Coal Products Manufacturing - 2.95%
ConocoPhillips	4,500	235,935
Exxon Mobil Corp.	5,000	295,800
		531,735
Pipeline Transportation - 1.01%
Williams Cos., Inc.	10,000	181,300

Publishing Industries (except Internet) - 4.43%
CA, Inc.	11,000	198,110
Microsoft Corp.	11,000	258,280
Symantec Corp. (a)	25,000	340,750
		797,140
Support Activities for Mining - 2.53%
Halliburton Co.	7,000	197,470
Nabors Industries Ltd. (a)	16,500	258,720
		456,190
Telecommunications - 3.74%
AT&T, Inc.	9,000	243,270
CenturyLink, Inc.	7,000	253,120
Verizon Communications, Inc.	6,000	177,060
		673,450
Transportation Equipment Manufacturing - 5.81%
Eaton Corp.	3,000	208,440
General Dynamics Corp.	2,000	111,740
Honeywell International, Inc.	8,000	312,720
Johnson Controls, Inc.	9,000	238,770
Lockheed Martin Corp.	2,500	173,800
		1,045,470
Utilities - 4.14%
Edison International	6,000	202,500
FirstEnergy Corp.	6,800	248,404
NRG Energy, Inc. (a)	14,500	294,640
		745,544
TOTAL COMMON STOCKS (Cost $17,674,818)		$16,696,842

EXCHANGE TRADED FUNDS - 3.77%
Funds, Trusts, and Other Financial Vehicles - 3.77%
Financial Select Sector SPDR Fund	50,000	678,500
TOTAL EXCHANGE TRADED FUNDS (Cost $769,576)		$678,500

CONVERTIBLE PREFERRED STOCKS - 1.24%
Insurance Carriers and Related Activities - 1.24%
Hartford Financial Svcs Group, Inc.	10,000	224,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $233,506)		$224,000
	Principal
	Amount	Value
CONVERTIBLE BONDS - 3.29%

Computer and Electronic Product Manufacturing - 1.12%
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035	$200,000	201,750

Fabricated Metal Product Manufacturing - 1.11%
Alliant Techsystems, Inc.
2.750%, 09/15/2011	200,000	199,250

Support Activities for Mining - 1.06%
Transocean, Inc.
1.500%, 12/15/2037	200,000	191,500
TOTAL CONVERTIBLE BONDS (Cost $596,492)		592,500

SHORT TERM INVESTMENTS - 0.36%
Money Market Funds - 0.36%
AIM STIT-Treasury Portfolio	65,436	65,436
TOTAL SHORT TERM INVESTMENTS (Cost $65,436)		65,436

Total Investments (Cost $19,339,828) - 101.44%		18,257,278
Liabilities in Excess of Other Assets - (1.44)%		(258,634)
TOTAL NET ASSETS - 100.00%		$17,998,644

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

	The cost basis of investments for federal income tax purposes at August 31, 2010
	was as follows*:

	Cost of investments	$19,339,828
	Gross unrealized appreciation - Equities	380,354
	Gross unrealized appreciation - Fixed Income	361
	Gross unrealized appreciation - Options	74,565
	Gross unrealized depreciation - Equities	(1,458,912)
	Gross unrealized depreciation - Fixed Income	(4,353)
	Gross unrealized depreciation - Options	(12,843)
	Net unrealized depreciation	$(1,020,828)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements
	section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Accomodation and Food Services	$649,335	$-	$-	$649,335
Finance and Insurance	2,972,221	-	-	2,972,221
Information	1,470,590	-	-	1,470,590
Management of Companies and Enterprises	471,400	-	-	471,400
Manufacturing	7,791,082	-	-	7,791,082
Mining, Quarrying, and Oil and Gas Extraction	1,338,330	-	-	1,338,330
Retail Trade	1,651,730	-	-	1,651,730
Transportation and Warehousing	509,110	-	-	509,110
Utilities	745,544	-	-	745,544
Total Equity	17,599,342	-	-	17,599,342

Fixed Income
Convertible Bond	-	592,500	-	592,500
Total Fixed Income	-	592,500	-	592,500

Short-Term Investments	65,436		-	65,436

Total Investments in Securities	$17,664,778	$592,500	$-	$18,257,278

Other Financial Instruments*	$61,722		$-	$61,722
* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the unrealized appreciation (Depreciation) on the instruments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
under statement 133	Fair Value
Written Options	207,049
Total	$207,049

The Effect of Derivative Instruments on income for the period June 1, 2010 through August 31, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2010
as hedging instruments	through
under statement 133	August 31, 2010
Purchased Options	$(11,887)
Written Options	263,501
Total	$251,614

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1, 2010
as hedging instruments	through
under statement 133	August 31, 2010
Written Options	131,859
Total	$131,859

Schedule of Options Written (Unaudited)
August 31, 2010
Schooner Growth and Income Fund

	Contracts	Value
CALL OPTIONS

American Express Co.
Expiration: September, 2010, Exercise Price: $40.00	55	$6,215
Best Buy Co., Inc.
Expiration: September, 2010, Exercise Price: $33.00	80	4,400
CIGNA Corp.
Expiration: September, 2010, Exercise Price: $33.00	80	5,280
Corning, Inc.
Expiration: September, 2010, Exercise Price: $16.00	127	4,572
Dell, Inc.
Expiration: September, 2010, Exercise Price: $12.00	170	4,080
Dow Chemical Co.
Expiration: September, 2010, Exercise Price: $25.00	100	5,000
Eaton Corp.
Expiration: September, 2010, Exercise Price: $25.00	30	6,445
FedEx Corp.
Expiration: September, 2010, Exercise Price: $80.00	42	6,426
Freeport-McMoran Copper & Gold, Inc.
Expiration: September, 2010, Exercise Price: $70.00	30	10,800
Gap, Inc.
Expiration: September, 2010, Exercise Price: $17.00	180	8,280
Goldman Sachs Group, Inc.
Expiration: September, 2010, Exercise Price: $140.00	20	4,360
Halliburton Co.
Expiration: September, 2010, Exercise Price: $29.00	70	3,640
Hess Corp.
Expiration: September, 2010, Exercise Price: $50.00	53	7,785
Intel Corp.
Expiration: September, 2010, Exercise Price: $18.00	140	4,900
International Paper Co.
Expiration: September, 2010, Exercise Price: $20.00	90	9,450
Johnson & Johnson
Expiration: September, 2010, Exercise Price: $27.00	90	4,950
JPMorgan Chase & Co.
Expiration: September, 2010, Exercise Price: $37.00	63	4,410
Kohl's Corp.
Expiration: September, 2010, Exercise Price: $47.00	50	7,250
Marvell Technology Group Ltd.
Expiration: September, 2010, Exercise Price: $16.00	150	7,370
Medtronic, Inc.
Expiration: September, 2010, Exercise Price: $32.00	110	5,610
Morgan Stanley
Expiration: September, 2010, Exercise Price: $25.00	80	4,400
Nabors Industries Ltd.
Expiration: September, 2010, Exercise Price: $16.00	165	7,755
National Oilwell Varco, Inc.
Expiration: September, 2010, Exercise Price: $37.00	56	6,720
Peabody Energy Corp
Expiration: September, 2010, Exercise Price: $43.00	40	5,880
Sandisk Corp.
Expiration: September, 2010, Exercise Price: $35.00	90	8,010
Seagate Technology PLC
Expiration: September, 2010, Exercise Price: $11.00	250	4,500
Select Sector SPDR Trust
Expiration: September, 2010, Exercise Price: $14.00	500	7,500
State Street Corp.
Expiration: September, 2010, Exercise Price: $36.00	61	3,538
Symantec Corp.
Expiration: September, 2010, Exercise Price: $14.00	250	7,500
UnitedHealth Group, Inc.
Expiration: September, 2010, Exercise Price: $32.00	60	3,600
Visa, Inc.
Expiration: September, 2010, Exercise Price: $70.00	30	4,063
WellPoint, Inc.
Expiration: September, 2010, Exercise Price: $50.00	40	5,200
Wells Fargo & Co.
Expiration: September, 2010, Exercise Price: $24.00	80	4,240
Western Digital Corp.
Expiration: September, 2010, Exercise Price: $25.00	115	6,670
The Williams Cos., Inc.
Expiration: September, 2010, Exercise Price: $18.00	100	6,250
		207,049
Total Options Written (Premiums received $268,771)		$207,049

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date      October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
            Joseph Neuberger, President

Date      October 25, 2010

By    /s/ John Buckel
              John Buckel, Treasurer

Date      October 25, 2010